Share Based Payments	12 Months Ended
Dec. 31, 2025
Share Based Payments [Abstract]
SHARE BASED PAYMENTS

Note 20 - SHARE BASED PAYMENTS

The Corporation’s 2024 Equity Incentive Plan was formally adopted on February 22, 2024, with the objectives of fostering long-term corporate success, attracting and retaining high-caliber personnel, and aligning the interests of employees with those of the shareholders. The Plan encompasses a variety of equity grant options. In April 2024, under this scheme, a total of 3,000,000 Class A Ordinary Shares were granted to 11 employees and vested immediately and the exercise price was $0.5911 per share on May 1, 2024. The expense recognized for share-based compensation for the year ended December 31, 2024, amounted to $1,773,300.

The Corporation’s 2025 Equity Incentive Plan was formally adopted on August 12, 2025, with the objectives of fostering long-term corporate success, attracting and retaining high-caliber personnel, and aligning the interests of employees with those of the shareholders. The Plan encompasses a variety of equity grant options. In March 2025, under this scheme, a total of 1,365,748 Class A Ordinary Shares and 37,955 Class B Ordinary Shares were granted to 28 employees. 284,481 Class A Ordinary Shares and 37,955 Class B Ordinary Shares were vested on June 17, 2025 and the exercise price was $0.1897 per share on March 31, 2025. 1,081,267 Class A Ordinary Shares were vested on November 27, 2025 and the exercise price was $0.1897 per share on March 31, 2025. In September 2025, a total of 364,101 Class A Ordinary Shares and 51,282 Class B Ordinary Shares were granted to 21 employees and vested on November 27, 2025 and the exercise price was $3.5100 per share on September 30, 2025. The expense recognized for share-based compensation for the year ended December 31, 2025, amounted to $3,381,800.